Banking facilities (Details 1)	Mar. 31, 2019	Mar. 31, 2018
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	4.18%	3.42%
Term loan in Hong Kong	3.45%	2.69%